CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Operating revenue:
Operating revenue	¥ 13,057,082	$ 1,839,052	¥ 9,865,811	¥ 11,380,525
Operating cost:
Cost of sales	(1,635,635)	(230,374)	(2,066,804)	(1,759,956)
Funding cost	(513,869)	(72,377)	(518,069)	(457,615)
Processing and servicing cost (including collection service fee from related parties of RMB20,493, RMB16,177 and RMB14,753 for the years ended December 31, 2021, 2022 and 2023, respectively	(1,935,016)	(272,541)	(1,875,292)	(1,858,901)
Provision for financing receivables	(627,061)	(88,320)	(437,477)	(401,104)
Provision for contract assets and receivables	(629,308)	(88,636)	(465,188)	(531,237)
Provision for contingent guarantee liabilities	(3,203,123)	(451,150)	(1,468,265)	(622,438)
Total operating cost	(8,544,012)	(1,203,398)	(6,831,095)	(5,631,251)
Gross profit	4,513,070	635,654	3,034,716	5,749,274
Operating expenses:
Sales and marketing expenses	(1,733,301)	(244,130)	(1,685,438)	(1,658,904)
Research and development expenses	(513,284)	(72,295)	(583,260)	(549,286)
General and administrative expenses	(387,387)	(54,562)	(431,571)	(470,661)
Total operating expenses	(2,633,972)	(370,987)	(2,700,269)	(2,678,851)
Change in fair value of financial guarantee derivatives, net	(267,677)	(37,701)	613,873	(458,846)
Change in fair value of loans at fair value	61,309	8,635	108,508	111,762
Interest expense, net	(50,483)	(7,110)	(55,636)	(63,125)
Investment loss	(303,235)	(42,710)	(33,944)	(4,160)
Others, net	7,774	1,095	61,321	113,480
Income before income tax expense	1,326,786	186,876	1,028,569	2,769,534
Income tax expense	(260,841)	(36,739)	(202,640)	(435,418)
Net income	1,065,945	150,137	825,929	2,334,116
Less: net income attributable to non-controlling interests | ¥			6,177	193
Net income attributable to ordinary shareholders of the Company	¥ 1,065,945	$ 150,137	¥ 819,752	¥ 2,333,923
Net income per ordinary share attributable to ordinary shareholders of the Company
Diluted | ¥ / shares	¥ 3.17		¥ 2.21	¥ 5.73
Weighted average number of ordinary shares outstanding
Basic | shares	328,523,952	328,523,952	348,048,245	368,460,867
Diluted | shares	359,820,982	359,820,982	392,756,821	414,992,716
Share-based compensation expenses included in:
Share-based compensation expenses | ¥	¥ 117,852		¥ 156,320	¥ 187,884
Credit facilitation service income
Operating revenue:
Operating revenue	9,666,120	$ 1,361,445	5,963,803	6,955,810
Tech-empowerment service income
Operating revenue:
Operating revenue	1,640,453	231,053	1,845,943	2,762,995
Installment e-commerce platform service
Operating revenue:
Operating revenue	1,750,509	246,554	2,056,065	1,661,720
Processing and servicing cost
Share-based compensation expenses included in:
Share-based compensation expenses	246	35	5,179	9,968
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	17,454	2,458	23,142	30,508
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses	23,547	3,317	30,386	39,413
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 76,605	$ 10,790	¥ 97,613	¥ 107,995
Ordinary shares
Net income per ordinary share attributable to ordinary shareholders of the Company
Basic | (per share)	¥ 3.24	$ 0.46	¥ 2.36	¥ 6.33
Diluted | (per share)	3.17	0.45	2.21	5.73
ADS
Net income per ordinary share attributable to ordinary shareholders of the Company
Basic | (per share)	6.49	0.91	4.71	12.67
Diluted | (per share)	¥ 6.34	$ 0.89	¥ 4.41	¥ 11.46
Guarantee income | Credit facilitation service income
Operating revenue:
Operating revenue	¥ 2,519,284	$ 354,834	¥ 1,453,180	¥ 774,544
Financing income | Credit facilitation service income
Operating revenue:
Operating revenue	2,144,955	302,111	2,024,096	1,732,922
Loan facilitation and servicing fees-credit oriented | Credit facilitation service income
Operating revenue:
Operating revenue	¥ 5,001,881	$ 704,500	¥ 2,486,527	¥ 4,448,344